LEASES (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Lease Expense

F - 24

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 9 - LEASES (continued):

The lease cost was as follows:

	Year ended December 31
	2020	2019

Operating lease cost	930	766

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases was as follows:
	Year ended December 31
	2020	2019

Operating cash flows from operating leases	963	786

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2020	2019
Operating Leases
Operating lease right-of-use assets	1,153	1,369

Other current liabilities	880	672
Operating lease liabilities	358	744
Total operating lease liabilities	1,238	1,416

Weighted Average Remaining Lease Term
Operating leases	1.33 years	2.08 years

Weighted Average Discount Rate
Operating leases	2.75%	2.75%

Schedule of Maturities of Lease Liabilities

As of December 31, 2020, the maturities of lease liabilities were as follows:

Operating Leases

Year Ending December 31,
2021	896
2022	316
2023	58
Total lease payments	1,270
Less imputed interests	(32)
Total	1,238